Financial instruments (Tables)	3 Months Ended
Mar. 31, 2022
Financial Instruments [Abstract]
Disclosure of Financial Assets

	Financial assets at amortized cost	Derivatives at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
March 31, 2022	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	30.4	—	30.4
Trade and other receivables	245.1	—	—	—	245.1
Cash and cash equivalents	255.8	—	—	—	255.8
Liabilities
Derivative financial instruments	—	(0.4)	(5.8)	—	(6.2)
Trade and other payables excluding non-financial liabilities	—	—	—	(664.1)	(664.1)
Loans and borrowings	—	—	—	(2,250.9)	(2,250.9)
Total	500.9	(0.4)	24.6	(2,915.0)	(2,389.9)
Trade receivables disclosed in the table above are net of contract liabilities related to discounts and trade marketing expenses of €201.3 million.

Loans and borrowings includes €78.3 million relating to lease liabilities and are stated gross of capitalized deferred borrowing costs.

	Financial assets at amortized cost	Derivatives at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
December 31, 2021	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	0.5	19.7	—	20.2
Trade and other receivables	201.6	—	—	—	201.6
Cash and cash equivalents	254.2	—	—	—	254.2
Liabilities
Derivative financial instruments	—	(0.1)	(28.0)	—	(28.1)
Trade and other payables excluding non-financial liabilities	—	—	—	(647.1)	(647.1)
Loans and borrowings	—	—	—	(2,236.8)	(2,236.8)
Total	455.8	0.4	(8.3)	(2,883.9)	(2,436.0)

Disclosure of Financial Liabilities

	Financial assets at amortized cost	Derivatives at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
March 31, 2022	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	30.4	—	30.4
Trade and other receivables	245.1	—	—	—	245.1
Cash and cash equivalents	255.8	—	—	—	255.8
Liabilities
Derivative financial instruments	—	(0.4)	(5.8)	—	(6.2)
Trade and other payables excluding non-financial liabilities	—	—	—	(664.1)	(664.1)
Loans and borrowings	—	—	—	(2,250.9)	(2,250.9)
Total	500.9	(0.4)	24.6	(2,915.0)	(2,389.9)
Trade receivables disclosed in the table above are net of contract liabilities related to discounts and trade marketing expenses of €201.3 million.

Loans and borrowings includes €78.3 million relating to lease liabilities and are stated gross of capitalized deferred borrowing costs.

	Financial assets at amortized cost	Derivatives at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
December 31, 2021	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	0.5	19.7	—	20.2
Trade and other receivables	201.6	—	—	—	201.6
Cash and cash equivalents	254.2	—	—	—	254.2
Liabilities
Derivative financial instruments	—	(0.1)	(28.0)	—	(28.1)
Trade and other payables excluding non-financial liabilities	—	—	—	(647.1)	(647.1)
Loans and borrowings	—	—	—	(2,236.8)	(2,236.8)
Total	455.8	0.4	(8.3)	(2,883.9)	(2,436.0)

	Fair value		Carrying value
	March 31, 2022	December 31, 2021	March 31, 2022	December 31, 2021
	€m	€m	€m	€m
Senior EUR/USD loans	1,354.6	1,360.8	1,372.5	1,355.8
Other external debt	0.1	0.1	0.1	0.1
2028 fixed rate senior secured notes	750.5	802.6	800.0	800.0
Less deferred borrowing costs	—	—	(8.9)	(9.4)
	2,105.2	2,163.5	2,163.7	2,146.5